Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Analysis of Changes in Proved Reserves

Accordingly, these estimates are expected to change as economic conditions change and new information becomes available.

Oil (Mbbls)
Proved Reserves:
Fiscal year ended June 30, 2014	5,735.7
Revision of previous estimates	(3,417.1)
Production	(79.0)

Fiscal year ended June 30, 2015	2,239.6
Revision of previous estimates	(1,284.4)
Production	(60.2)

Fiscal year ended June 30, 2016	895.0

Proved Developed Reserves:
Fiscal year ended June 30, 2015	2,239.6
Fiscal year ended June 30, 2016	895.0

Proved Undeveloped Reserves:
Fiscal year ended June 30, 2015	—
Fiscal year ended June 30, 2016	—

Standardized Measure of Oil and Gas - Prices	The following table summarizes the resulting prices used for proved reserves for the fiscal years ended:

	June 30,
	2016	2015
Oil (per Bbl)	$34.11	$58.93

Standardized Measure of Oil and Gas - Discounted Future Cash Flows Relating to Proved Reserves Disclosure

The following table presents the standardized measure of discounted future net cash flows related to proved oil and gas reserves for the United States cost center only:

	Year Ended June 30,
	2016	2015
	(In thousands)
Future cash inflows	$30,527	$131,979
Future production costs	(22,366)	(85,372)
Future development costs	(1,463)	(7,021)
Future income tax expense	—	—

Future net cash flows	6,698	39,586
10% annual discount	(4,111)	(22,569)

Standardized measures of discounted future net cash flows	$2,587	$17,017

Standardized Measure of Oil and Gas - Changes in Standardized Measure of Discounted Future Net Cash Flows

A summary of changes in the standardized measure of discounted future net cash flows is as follows:

United States
(In thousands)
Fiscal year ended June 30, 2014	$87,043
Net change in prices and production costs	(71,406)
Revisions of previous quantity estimates	(54,415)
Divestiture of reserves	—
Changes in estimated future development costs	9,071
Sales and transfers of oil and gas produced	(440)
Previously estimated development cost incurred during the period	7,749
Accretion of discount	8,853
Net change in income taxes (1)	32,188
Net change in timing and other	(1,626)

Fiscal year ended June 30, 2015	17,017
Net change in prices and production costs (2)	(10,953)
Revisions of previous quantity estimates (3)	(5,757)
Divestiture of reserves	—
Changes in estimated future development costs	4,014
Sales and transfers of oil and gas produced	(3,208)
Previously estimated development cost incurred during the period	338
Accretion of discount	1,511
Net change in income taxes	—
Net change in timing and other	(375)

Fiscal year ended June 30, 2016	$2,587

(1)	The increase in cash flows from the net change in income taxes in fiscal year 2015 represents the decrease in future income taxes as a result of the elimination of cash flows from PUD reserves.
(2)	For fiscal year 2016, there was an $11.0 million downward revision in reserve value due to the net change in prices and production costs. This change was the result of the steep decline in the WTI price, the benchmark oil price for sale of the Company’s crude oil.
(3)	The downward revision of $5.8 million relates to the reduction of 643 Mbbls of proved developed non-producing reserves as a result of the elimination of the Company’s workover program.